Rule 497
                                                             File No. 333-182308



                      FIRST TRUST EXCHANGE-TRADED FUND VI

                        FIRST TRUST LOW BETA INCOME ETF
                                  (the "Fund")

                                 SUPPLEMENT TO:
            THE PROSPECTUS FOR THE FIRST TRUST LOW BETA INCOME ETF,
                             DATED JANUARY 7, 2014


                            DATED SEPTEMBER 30, 2014


            Notwithstanding anything to the contrary in the prospectus for the Fund, the fourth paragraph of the section entitled "Management of the Fund" is removed in its entirety.



                  PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S
                        PROSPECTUS FOR FUTURE REFERENCE